Financial Assets and Financial Liabilities - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest - Bearing Loans and Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	¥ 60,000	¥ 55,000	¥ 39,700
Changes from financing activities	(12,461)	5,000	15,300
Ending balance	47,539	60,000	55,000
Lease Liabilities
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	17,490	14,713	2,161
Changes from financing activities	(3,648)	(4,688)	(2,560)
Changes from operating activities		(778)
Lease termination	(14,379)
Additions	2,734	5,682	14,499
Accretion of interest	1,082	2,561	613
Ending balance	3,279	17,490	¥ 14,713
Due to a Shareholder
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	325
Acquisition of a subsidiary		325
Ending balance	325	325
Due to a Related Party
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	7,177
Changes from financing activities	¥ (7,177)	7,177
Ending balance		¥ 7,177